                                                                                                            February 3, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F. Street, NE

Washington, D.C.  20549

Re:       Dreyfus Opportunity Funds
-Dreyfus Natural Resources Fund. (the “Fund”)

1940 Act File No.: 811-09891
1933 Act File No.: 333-34474
CIK No.: 0001111178

Dear Sir/Madam:

            Transmitted for filing is the Form N-CSR/A for the above-referenced Fund for the annual period ended September 30, 2015. This Form N-CSR/A filing reflects corrections to the shareholder report of the N-CSR filing transmitted on December 1, 2015.

            Please direct any questions or comments to the attention of the undersigned at 212-922-6906.

                                                                                                Very truly yours,

                                                                                                /s/ Elyse Cardona

                                                                                                Elyse Cardona

EC/

Enclosure